UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03634

The Guardian Bond Fund, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y.	10004

(Address of principal executive offices)	(Zip code)

Frank L. Pepe	Thomas G. Sorell
The Guardian Bond Fund, Inc.	The Guardian Bond Fund, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders follows.

■ The Guardian Bond Fund	Annual Report To Contractowners

Howard W. Chin, Co-Portfolio Manager

Robert Crimmins, Co-Portfolio Manager

Objective:

Maximum current income without undue risk to principal. Capital appreciation is a secondary objective

Portfolio:

At least 80% in different kinds of investment grade bonds, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies

Inception Date:

May 1, 1983

Net Assets at

December 31, 2004:

$345,993,477

An Update from Fund Management

The Fund had a total return of 4.21% for the year ended December 31, 2004. The average fund in the Lipper Intermediate Investment Grade peer group returned 4.22% for the same period. (The peer group consisted of 43 other variable product sub accounts that invest in primarily investment grade debt with average maturities of 5-10 years.) Additionally, the Fund’s benchmark, the Lehman Aggregate Bond Index, which measures the taxable fixed income market, returned 4.34% in 2004.

Market Overview

Interest rates were quite volatile in 2004. Investors spent much time trying to determine when the Federal Reserve would likely start raising interest rates, but these efforts were clouded by very volatile data from the labor markets. As we came into 2004, the domestic economy was on solid footing, growing in excess of 5.5% in the second half of 2003, but payroll growth was consistently weak, growing by only 30,000 jobs per month during that same time and raising concerns about the sustainability of the economic recovery. Investors grew increasingly concerned about the prospect of a “jobless recovery” and their expectations for interest rates rose and fell with each release of the employment number.

The increase in crude oil prices and the prospect of greater inflationary pressures also added to the uncertainty in interest rates. Starting the year below $35/barrel, investors became fairly alarmed when oil hit a high of more than $55/barrel. Those concerns eased as prices seemed to peak; oil closed out the year below $44/barrel.

Treasury yields fell in the first quarter of 2004 in the wake of continued weak employment data, but reversed course in early April with the release of a payroll report that exceeded expectations by nearly 200,000 jobs. However, this selloff proved to be short lived as the job market softened once again during the summer and triggered yet another decline in Treasury yields, most notably in the longer maturities. For the year overall, 10-year yields wound up essentially unchanged, dropping by just .03% to finish the year at 4.22%. In contrast, 2-year Treasury yields rose by 1.24% during the year to finish at 3.07% with a resulting flattening of the yield curve between these two maturities by 1.15%.

Not coincidentally, the very front end of the yield curve (the federal funds rate) also rose by 1.25% during the year, as the Federal Reserve began to tighten monetary policy in June amidst concerns that the current policy was too accommodative and potentially inflationary. In all, there were five rate increases and the federal funds rate closed the year at 2.25%. Although these moves were clearly telegraphed to the market beforehand, the Fed’s statements after each meeting caused substantial market volatility in 2004 as the market tried to interpret the Fed’s intentions and the differences in nuance as the wording in each statement was subtly changed. For example, the Fed’s language transitioned from 2003’s theme of maintaining an accommodative monetary policy for “a considerable period” to one of “patience” in raising rates in 2004. This policy was then further fine-tuned, with the Fed saying rates would be increased at a “measured pace.”

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
•	The Lehman Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. The Lehman Treasury Index is generally considered to be representative of U.S. Treasury market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical returns, which assume the reinvestment of dividends and distributions and the deduction of all fund expenses. Lipper return figures do not reflect the deduction of any sales charges that an investor may pay when purchasing or redeeming shares of the Fund.

■ The Guardian Bond Fund	Annual Report To Contractowners

Despite the volatility in yields, all sectors of the bond market turned very solid performances in 2004 and posted positive returns for the fifth consecutive year. Treasuries returned 3.54% as measured by the Lehman Treasury Index; more notably, though, every investment grade sector within the Lehman Aggregate Bond Index repeated its 2003 showing by outperforming Treasuries once again in 2004. As in 2003, the corporate bond sector was the star performer within the Lehman Aggregate Bond Index, returning 5.24% on a nominal basis and outperforming Treasuries by the widest margin at 1.59%. Many of 2003’s positive factors (solid economic growth, good credit fundamentals, lower corporate debt issuance, lower volatility and strong demand from both domestic and overseas investors) continued in 2004 and enabled the sector to put in another strong performance. Furthering the comparison to 2003, lower-rated credits outperformed higher-rated credits again as triple-B rated bonds returned 2.19% over comparable duration Treasuries while double-A and triple-A rated securities returned .68% and .67%, respectively.

Mortgage-backed securities (MBS) posted a welcome recovery from 2003’s lukewarm performance as the sector posted the second-best record for 2004 within the Lehman Aggregate Bond Index on both a nominal (4.70%) and excess return (1.42%) basis. In addition to enjoying strong investor demand and declining issuance, MBS benefited greatly from the sharp drop in hedging needs and activity by some of the major MBS investors to levels not seen since 2002. The other portions of the structured finance sector fared well, too. Asset-backed securities (ABS) returned 3.00% on a nominal basis and while this performance seems lackluster relative to the sectors discussed above, the difference is caused by duration differences among them. In fact, ABS returned 1.42% on an excess return basis, tying the MBS sector for second-best performance within the Lehman Aggregate Bond Index in 2004. Finally, commercial mortgage-backed securities (CMBS) returned 4.10% on a nominal basis and bested comparable Treasuries by 1.18%1.

Strategy Overview

We viewed the investment landscape coming into 2004 very positively. We believed many of the fundamental factors prevalent in 2003, most notably an improving economy, reduced debt issuance and investor demand for incremental income in a steep yield curve environment were likely to continue. As a result, we were generally overweighted in corporate bonds and structured finance securities (MBS, ABS and CMBS) at the expense of Treasuries for much of the year. This strategy served the Fund well as each sector outperformed Treasuries by a substantial margin in 2004.

Our strategy in corporate bonds involved an overweight in the lower-rated investment grade credit sector and an overweight in a limited number of issuers in the crossover sector (high yield issuers expected to be upgraded to investment grade) since we believed those market segments would fare best in an improving economic environment. That turned out to be exactly the case. We should also note that the Fund slowly reduced its exposure to the corporate sector overall late in the year as valuations became increasingly less attractive. We finished the year at a slight underweight. However, the Fund participated in the lion’s share of the corporate sector’s performance in 2004 and finished the year by outperforming its credit index benchmark.

Our overweighted exposures in MBS, ABS and CMBS all served to add incremental return to the Fund as the latter two sectors went through the year without significant volatility or headline risk. Furthermore, MBS performed well despite heightened scrutiny of the housing agencies’ accounting practices and concerns over their reduced investment in the MBS market. As a result, each sector outperformed comparable Treasuries nearly each and every month of 2004. Further, the Fund was aided by its overweight in those MBS coupons that enjoyed the greatest demand, and home equity loan ABS, which was the one of the two best performing segments of the ABS market.

In summary, the Fund was well served by its diversified portfolio and its overweighted exposures to the spread sectors of the bond market (corporates and structured finance securities), which uniformly beat Treasuries on a comparable duration basis. Further, we added incremental value by the opportunistic reallocation among these sectors as relative value changed during the year.

[1]	The respective indices are: the Lehman Mortgage-Backed Securities (MBS) Index, the Lehman Asset-Backed Securities (ABS) Index, and the Lehman Commercial Mortgage-Backed Securities (CMBS) Index.

■ The Guardian Bond Fund	Annual Report To Contractowners

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2004 and are subject to change without notice. They do not necessarily represent the views of Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

Top Ten Holdings  (As of 12/31/04)

Company	Coupon	Maturity Date	Percentage of Total Net Assets
FNMA (30 yr. TBA)	5.000%	N/A	8.03%
FHLMC	2.875%	5/15/2007	4.98%
FHLMC (30 yr. TBA)	5.500%	N/A	4.42%
FNMA (30 yr. TBA)	5.500%	N/A	3.77%
U.S. Treasury Bonds	6.000%	2/15/2026	2.96%
FHLMC	5.500%	9/1/2034	2.77%
FNMA	3.250%	1/15/2008	2.70%
U.S. Treasury Notes	4.250%	11/15/2014	2.49%
FNMA	5.000%	6/1/2018	1.85%
U.S. Treasury Notes	4.375%	5/15/2007	1.80%

Sector Allocation (As of 12/31/04 and 6/30/04)

Average Annual Total Returns  (For periods ended 12/31/04)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 5/1/1983
The Guardian Bond Fund	4.21%	6.11%	7.43%	7.30%	8.36%
Lehman Aggregate Bond Index	4.34%	6.19%	7.71%	7.72%	8.93%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

■ The Guardian Bond Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the Lehman Aggregate Bond Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested on July 1, 2004 and held for six months ended December 31, 2004.

Actual Expenses

The first table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian Bond Fund	$1,000.00	$1,041.50	$2.93

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian Bond Fund	Annual Report To Contractowners

Hypothetical Example for Comparison Purposes

This second table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During the Period July 1, 2004- Dec. 31, 2004[1]
The Guardian Bond Fund	$1,000.00	$1,022.27	$2.90

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Fund’s most recent fiscal half-year).

■	The Guardian Bond Fund, Inc.

Schedule of Investments

December 31, 2004

Asset Backed Securities — 4.2%
Principal Amount		Value
$ 3,420,000	Aesop Funding II LLC
	2003-2A A3
	3.61% due 6/20/2009†	$3,402,340
2,200,000	Ameriquest Mtg. Secs., Inc.
	2003-5 A6
	4.541% due 4/25/2033	2,218,561
570,387	Amresco
	1997-1 MIF
	7.42% due 3/25/2027	569,109
690,000	Residential Asset Mtg. Prods., Inc.
	2003-RZ3 A3
	2.14% due 2/25/2030	685,265
3,600,000	Residential Funding Mtg. Secs.
	2003-HS3 AI2
	3.15% due 7/25/2018	3,555,915
4,100,000	Vanderbilt Acquisition Loan Tr.
	2002-1 A3
	5.70% due 9/7/2023	4,221,082

	Total Asset Backed Securities (Cost $14,643,655)	14,652,272

Collateralized Mortgage Obligations — 7.2%
$ 3,350,000	Countrywide Home Loans
	2002-19 1A1
	6.25% due 11/25/2032	$3,443,893
	FHLMC
	H006 A2
2,830,515	2.837% due 2/15/2010	2,799,091
	2430 GD
601,493	6.50% due 11/15/2030	605,049
	2744 VC
2,456,384	5.50% due 4/15/2011	2,553,717
	2500 TD
915,000	5.50% due 2/15/2016	936,484
	2744 PC
3,500,000	5.50% due 1/15/2031	3,660,547
	2367 ME
2,800,000	6.50% due 10/15/2031	2,957,844
2,360,682	FNMA
	2001-51 PH
	6.00% due 8/25/2030	2,408,571
2,142,000	Mastr Asset Securitization Trust
	2003-10 3A7
	5.50% due 11/25/2033	2,149,898
3,500,000	Wells Fargo Mtg.-Backed Secs. Tr.
	2003-11 1A3
	4.75% due 10/25/2018	3,504,359

	Total Collateralized Mortgage Obligations (Cost $25,426,880)	25,019,453

Commercial Mortgage Backed Securities — 8.3%
	Banc of America Comm'l. Mtg., Inc.
	2004-5 AAB
$ 2,612,000	4.673% due 11/10/2041	$2,628,543
	2004-5 AJ
2,612,000	4.992% due 11/10/2041	2,639,253
1,582,175	First Union National Bank Comm'l. Mtg. Tr.
	2000-C2 A1
	6.94% due 10/15/2032	1,676,855

Principal Amount		Value

$ 1,913,460	GMAC Comm'l. Mtg. Sec., Inc.
	1997-C1 A3
	6.869% due 7/15/2029	$2,024,334
4,400,000	J.P. Morgan Chase & Co.
	2004-CB9 A3
	5.1498% due 6/12/2041	4,573,304
	LB-UBS Comm'l. Mtg. Tr.
	2004-C8 A6
3,500,000	4.799% due 12/15/2029	3,498,585
	2004-C4 A3
3,500,000	4.98687% due 6/15/2029	3,641,549
3,500,000	Merrill Lynch Mtg. Tr.
	2004-BPC1 A3
	4.467% due 10/12/2041	3,491,652
2,505,000	Midland Realty Acceptance Corp.
	1996-C1 C
	7.881% due 8/25/2028 (2)	2,638,305
1,817,166	Mortgage Capital Funding, Inc.
	1997-MC1 A3
	7.288% due 7/20/2027	1,878,831

	Total Commercial Mortgage Backed Securities (Cost $28,924,549)	28,691,211

Corporate Bonds — 21.3%
Aerospace and Defense — 0.3%
$ 200,000	Lockheed Martin Corp.
	8.50% due 12/1/2029	$273,655
200,000	Northrop Grumman Corp.
	7.125% due 2/15/2011	229,523
500,000	TRW, Inc.
	7.75% due 6/1/2029	629,039

		1,132,217

Automotive — 1.4%
	DaimlerChrysler NA Hldg.
1,150,000	4.05% due 6/4/2008	1,147,626
300,000	6.50% due 11/15/2013	325,385
230,000	Ford Motor Co.
	7.45% due 7/16/2031	231,320
	Ford Motor Credit Co.
600,000	6.50% due 1/25/2007	623,908
500,000	7.00% due 10/1/2013	530,066
400,000	7.375% due 10/28/2009	431,467
	General Motors Acceptance Corp.
500,000	6.125% due 9/15/2006	512,592
350,000	6.75% due 12/1/2014	350,478
820,000	6.875% due 9/15/2011	840,330

		4,993,172

Chemicals — 0.4%
500,000	Lubrizol Corp.
	5.50% due 10/1/2014	502,946
800,000	Potash Corp.
	4.875% due 3/1/2013	804,122

		1,307,068

Consumer Products — 0.2%
500,000	Procter & Gamble Co.
	5.50% due 2/1/2034	509,489

See notes to financial statements.

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Value

Energy — 0.7%
$ 500,000	Pioneer Natural Resources Co.
	7.20% due 1/15/2028	$572,982
1,190,800	RAS Laffan Liquefied Natural Gas
	3.437% due 9/15/2009†	1,169,318
650,000	Western Oil Sands, Inc.
	8.375% due 5/1/2012	759,687

		2,501,987

Energy–Refining — 0.5%
1,000,000	Tosco Corp.
	8.125% due 2/15/2030	1,334,794
400,000	Valero Logistics
	6.05% due 3/15/2013	422,409

		1,757,203

Entertainment — 0.3%
1,000,000	Time Warner, Inc.
	7.57% due 2/1/2024	1,176,353

Environmental — 0.6%
1,650,000	Waste Management, Inc.
	7.375% due 8/1/2010	1,891,317

Finance Companies — 1.3%
1,000,000	Capital One Bank
	5.75% due 9/15/2010	1,060,807
1,000,000	CIT Group, Inc.
	2.53% due 5/18/2007 (2)	1,000,004
400,000	General Electric Capital Corp.
	6.75% due 3/15/2032	468,180
1,000,000	Household Finance Corp.
	6.375% due 11/27/2012	1,104,883
750,000	MBNA America Bank Nat'l.
	7.125% due 11/15/2012	853,127

		4,487,001

Financial — 1.0%
450,000	Credit Suisse First Boston
	6.50% due 1/15/2012	500,842
1,250,000	Goldman Sachs Group, Inc.
	5.70% due 9/1/2012	1,325,024
550,000	Lehman Brothers Hldgs., Inc.
	6.625% due 1/18/2012	615,003
900,000	Morgan Stanley
	6.60% due 4/1/2012	1,003,785

		3,444,654

Financial–Banks — 2.7%
1,150,000	Bank of America Corp.
	4.875% due 9/15/2012	1,174,446
600,000	Bank One Corp.
	5.25% due 1/30/2013	616,186
1,800,000	Citigroup, Inc.
	5.00% due 9/15/2014†	1,808,683
700,000	City Nat’l. Corp.
	5.125% due 2/15/2013	707,011
400,000	HSBC USA, Inc.
	4.625% due 4/1/2014	392,247
900,000	J.P. Morgan Chase & Co.
	5.75% due 1/2/2013	953,703
450,000	Regions Financial Corp.
	6.375% due 5/15/2012	496,107
500,000	Sovereign Bank
	5.125% due 3/15/2013	500,558

Principal Amount		Value

$ 800,000	Wachovia Corp.
	5.25% due 8/1/2014	$819,923
675,000	Wells Fargo Bank NA
	6.45% due 2/1/2011	750,643
1,000,000	Zions Bancorp
	6.00% due 9/15/2015	1,066,004

		9,285,511

Food and Beverage — 0.6%
1,650,000	Kellogg Co.
	2.875% due 6/1/2008	1,602,614
300,000	Kraft Foods, Inc.
	5.25% due 10/1/2013	308,655

		1,911,269

Home Construction — 0.8%
1,000,000	D.R. Horton, Inc.
	5.875% due 7/1/2013	1,021,250
1,000,000	Lennar Corp.
	9.95% due 5/1/2010	1,071,700
700,000	Ryland Group, Inc.
	5.375% due 6/1/2008	728,000

		2,820,950

Industrial-Other — 0.9%
3,000,000	Aramark Svcs., Inc.
	7.10% due 12/1/2006	3,180,117

Media–Cable — 0.8%
600,000	AT & T Broadband Corp.
	9.455% due 11/15/2022	829,831
1,700,000	Comcast Cable Comm., Inc.
	6.875% due 6/15/2009	1,888,607

		2,718,438

Media–NonCable — 1.0%
300,000	News America Hldgs.
	8.00% due 10/17/2016	365,842
2,850,000	Scholastic Corp.
	5.75% due 1/15/2007	2,954,085

		3,319,927

Merchandising–Supermarkets — 0.8%
1,000,000	Delhaize America, Inc.
	7.375% due 4/15/2006	1,049,977
750,000	Kroger Co.
	4.95% due 1/15/2015	744,102
1,000,000	Safeway, Inc.
	6.15% due 3/1/2006	1,031,462

		2,825,541

Metals and Mining — 0.1%
500,000	Glencore Funding LLC
	6.00% due 4/15/2014†	483,739

Natural Gas–Pipelines – 0.8%
1,150,000	Buckeye Partners
	5.30% due 10/15/2014	1,164,780
1,150,000	Enterprise Prods. Operating LP
	6.65% due 10/15/2034†	1,189,412
500,000	Kinder Morgan Energy Partners
	5.00% due 12/15/2013	499,627

		2,853,819

See notes to financial statements.

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Value

Paper and Forest Products — 0.1%
$ 350,000	Weyerhaeuser Co.
	6.00% due 8/1/2006	$363,712

Railroads — 0.4%
300,000	CSX Corp.
	4.875% due 11/1/2009	305,979
1,000,000	Norfolk Southern Corp.
	6.75% due 2/15/2011	1,126,975

		1,432,954

Real Estate Investment Trust — 0.8%
225,000	EOP Operating LP
	7.00% due 7/15/2011	253,742
1,150,000	Istar Financial, Inc.
	6.00% due 12/15/2010	1,213,051
550,000	Liberty Ppty. LP
	7.25% due 3/15/2011	622,379
275,000	Regency Centers LP
	6.75% due 1/15/2012	306,843
250,000	Simon Ppty. Group LP
	4.90% due 1/30/2014	246,281

		2,642,296

Retailers — 0.9%
500,000	CVS Corp.
	4.875% due 9/15/2014	500,156
750,000	Staples, Inc.
	7.375% due 10/1/2012	872,695
1,592,000	Wal-Mart Stores, Inc.
	8.75% due 12/29/2006	1,603,462

		2,976,313

Technology — 0.4%
400,000	IBM Corp.
	5.875% due 11/29/2032	423,018
1,000,000	Jabil Circuit, Inc.
	5.875% due 7/15/2010	1,052,622

		1,475,640

Utilities–Electric and Water — 1.1%
500,000	FirstEnergy Corp.
	6.45% due 11/15/2011	543,235
700,000	Potomac Edison Co.
	5.35% due 11/15/2014†	705,447
600,000	Progress Energy, Inc.
	7.00% due 10/30/2031	664,483
1,000,000	Public Service Co. of New Mexico
	4.40% due 9/15/2008	1,008,361
500,000	Public Service Electric Gas Co.
	5.125% due 9/1/2012	517,171
500,000	TXU Corp.
	6.50% due 11/15/2024†	500,835

		3,939,532

Wireless Communications — 0.6%
500,000	AT & T Wireless Svcs., Inc.
	8.125% due 5/1/2012	604,422
1,410,000	Verizon Wireless Capital LLC
	5.375% due 12/15/2006	1,460,485

		2,064,907

Wireline Communications — 1.5%
500,000	Deutsche Telekom Int'l. Finance BV
	8.75% due 6/15/2030 (2)	660,229

Principal Amount		Value

	France Telecom S.A.
$ 800,000	8.50% due 3/1/2011 (2)	$954,322
300,000	9.25% due 3/1/2031 (2)	406,678
1,150,000	Sprint Capital Corp.
	8.375% due 3/15/2012	1,400,863
600,000	Telecom Italia Capital
	5.25% due 11/15/2013†	606,441
950,000	Verizon Global Funding Corp.
	7.75% due 12/1/2030	1,181,160

		5,209,693

Yankee — 0.3%
900,000	Pemex Project Funding Master Tr.
	7.875% due 2/1/2009 (2)	1,011,150

	Total Corporate Bonds (Cost $70,528,682)	73,715,969

Mortgage Pass-Through Securities — 35.4%
	FHLMC
$ 15,050,000	5.50%, (30 yr. TBA)	$15,285,156
16,638,770	5.50%, 2034	16,913,847
5,425,629	6.00%, 8/1/2034	5,609,058
111,251	7.00%, 8/1/2008	116,880
	FNMA
28,000,000	5.00%, (30 yr. TBA)	27,772,500
12,850,000	5.50%, (30 yr. TBA)	13,042,750
4,950,000	6.00%, (30 yr. TBA)	5,117,062
3,700,000	6.50%, (30 yr. TBA)	3,879,221
6,288,582	5.00%, 6/1/2018	6,395,249
4,877,899	5.00%, 10/1/2019	4,959,137
4,661,776	5.50%, 8/1/2019	4,820,996
194,308	5.50%, 6/1/2034	197,380
1,394,081	6.00%, 10/1/2013	1,463,932
649,425	6.00%, 2016	680,942
507,526	6.00%, 8/1/2017	532,128
1,508,574	6.00%, 1/1/2034	1,560,602
167,045	6.50%, 8/1/2010	175,179
2,055,021	6.50%, 12/1/2017	2,179,561
3,493,454	6.50%, 2032	3,666,799
439,710	7.00%, 9/1/2014	466,184
1,022,455	7.00%, 2032	1,083,882
996,548	7.50%, 12/1/2029	1,068,140
108,154	8.00%, 6/1/2008	112,669
315,627	8.00%, 2030	342,469
239,647	8.00%, 3/1/2031	259,477
533	8.25%, 1/1/2009	550
22,035	8.50%, 8/1/2009	23,562
	GNMA
1,332,230	6.00%, 10/15/2032	1,382,372
768,254	6.00%, 12/15/2033	796,738
2,100,264	6.50%, 2032	2,212,846
343,753	8.00%, 2030	373,198

	Total Mortgage Pass-Through Securities (Cost $121,570,277)	122,490,466

Sovereign Debt Securities — 0.8%
$ 550,000	Pemex Project Funding Master Tr.
	3.79% due 6/15/2010†(2)	$564,300
950,000	Republic of South Africa
	6.50% due 6/2/2014	1,040,250

See notes to financial statements.

■	The Guardian Bond Fund, Inc.

Schedule of Investments (Continued)

December 31, 2004

Principal Amount		Value

$ 1,100,000	United Mexican States
	8.00% due 9/24/2022	$1,268,850

	Total Sovereign Debt Securities (Cost $2,615,973)	2,873,400

U.S. Government Securities — 19.8%
U.S. Government Agency Securities — 8.2%
	FHLMC
$ 17,400,000	2.875%, 5/15/2007	$17,222,485
	FNMA
9,400,000	3.25%, 1/15/2008	9,327,742
1,710,000	4.625%, 10/15/2014	1,711,285

		28,261,512

U.S. Treasury Bonds and Notes — 11.6%
	U.S. Treasury Bonds
4,696,000	5.375%, 2/15/2031	5,077,916
8,940,000	6.00%, 2/15/2026	10,240,842
	U.S. Treasury Notes
495,000	2.50%, 9/30/2006	490,727
3,965,000	2.75%, 8/15/2007	3,921,476
400,000	3.375%, 10/15/2009	396,062
1,450,000	3.50%, 11/15/2009	1,443,202
12,509,000	4.25%, 2014	12,540,213
6,055,000	4.375%, 5/15/2007	6,223,166

		40,333,604

	Total U.S. Government Securities (Cost $67,532,673)	68,595,116

Commercial Paper — 18.9%
Automotive — 2.9%
$ 10,000,000	Toyota Motor Credit Corp.
	2.26% due 1/13/2005 (1)	$9,992,467

Diversified Financial Services — 2.6%
	Citigroup Global Markets Hldgs., Inc.
8,025,000	2.28% due 1/13/2005 (1)	8,018,901
1,000,000	2.30% due 1/13/2005 (1)	999,233

		9,018,134

Financial–Banks — 5.8%
10,000,000	State Street Boston Corp.
	2.26% due 1/13/2005 (1)	9,992,466
10,000,000	UBS Finance, Inc.
	2.265% due 1/13/2005 (1)	9,992,450

		19,984,916

Food and Beverage — 2.9%
10,000,000	Nestle Capital Corp.
	2.20% due 1/13/2005 (1)	9,992,667

Media–NonCable — 1.8%
6,200,000	Knight-Ridder, Inc.
	2.22% due 1/13/2005 (1)	6,195,412

Utilities–Electric and Water — 2.9%
10,000,000	National Rural Utilities Coop. Fin.
	2.29% due 1/13/2005 (1)	9,992,367

	Total Commercial Paper (Cost $65,175,963)	65,175,963

Repurchase Agreement — 3.0%
Principal Amount		Value

$ 10,345,000	State Street Bank and Trust Co. repurchase agreement, dated 12/31/2004, maturity value $10,346,828 at 2.12%, due 1/3/2005 (1)(3) (Cost $10,345,000)	$10,345,000

Total Investments — 118.9% (Cost $406,763,652)		411,558,850
Payables for Mortgage Pass-Throughs Delayed Delivery Securities (1) — (18.8)%		(65,229,468)
Liabilities in Excess of Cash, Receivables and Other Assets — (0.1)%		(335,905)

Net Assets — 100%		$345,993,477

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At December 31, 2004, the aggregate market value of these securities amounted to $10,430,515 representing 3.0% of net assets.
(1)	Securities are segregated to cover forward mortgage purchases.
(2)	Floating rate note. The rate shown is the rate in effect at December 31, 2004.
(3)	The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary:

TBA — To Be Announced.

See notes to financial statements.

■	The Guardian Bond Fund, Inc.

Statement of Assets and Liabilities

December 31, 2004

ASSETS
Investments, at market (cost $406,763,652)	$411,558,850
Cash	188
Interest receivable	2,356,384
Receivable for fund shares sold	146,599
Principal paydowns receivable	120,516
Other assets	8,894

Total Assets	414,191,431

LIABILITIES
Payable for forward mortgage securities purchased — Note F	65,229,468
Payable for securities purchased	2,618,918
Payable for fund shares redeemed	149,969
Accrued expenses	52,499
Due to GIS	147,100

Total Liabilities	68,197,954

Net Assets	$345,993,477

COMPONENTS OF NET ASSETS
Capital stock, at par	$2,857,128
Additional paid-in capital	337,571,788
Undistributed net investment income	462,790
Accumulated net realized gain on investments	306,573
Net unrealized appreciation of investments	4,795,198

Net Assets	$345,993,477

Shares Outstanding — $0.10 par value	28,571,276

Net Asset Value Per Share	$12.11

Statement of Operations

Year Ended

December 31, 2004

INVESTMENT INCOME
Interest	$16,541,892

Expenses:
Investment advisory fees — Note B	1,799,933
Custodian fees	115,964
Printing expense	42,965
Directors’ fees — Note B	28,183
Audit fees	22,850
Other	44,713

Total Expenses	2,054,608

Net Investment Income	14,487,284

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments	3,116,269
Net change in unrealized appreciation of investments	(2,935,788)

Net Realized and Unrealized Gain on Investments	180,481

NET INCREASE IN NET ASSETS FROM OPERATIONS	$14,667,765

See notes to financial statements.

■	The Guardian Bond Fund, Inc.

Statements of Changes in Net Assets

	Year Ended December 31,
	2004	2003
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$14,487,284	$16,075,914
Net realized gain on investments	3,116,269	11,840,177
Net change in unrealized appreciation/(depreciation) of investments	(2,935,788)	(8,323,667)

Net Increase in Net Assets Resulting from Operations	14,667,765	19,592,424

Dividends and Distributions to Shareholders from:
Net investment income	(14,607,244)	(15,493,164)
Net realized gain on investments	(3,507,371)	(11,375,237)

Total Dividends and Distributions to Shareholders	(18,114,615)	(26,868,401)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note G	(35,202,052)	(43,170,429)

Net Decrease in Net Assets	(38,648,902)	(50,446,406)

NET ASSETS:
Beginning of year	384,642,379	435,088,785

End of year*	$345,993,477	$384,642,379

* Includes undistributed net investment income of:	$462,790	$582,750

See notes to financial statements.

■	The Guardian Bond Fund, Inc.

Statement of Cash Flows

Year Ended December 31, 2004

Cash flows from operating activities:
Net increase in net assets resulting from operations	$14,667,765
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(758,896,664)
Proceeds from sales of long-term securities	777,839,920
Proceeds from mortgage securities’ paydown	32,146,677
Loss on proceeds from mortgage securities’ paydown	827,747
Premium amortization/discount accretion, net	658,535
Purchases of short-term investments, net	(46,292,650)
Decrease in receivables	897,641
Increase in other assets	(171)
Increase in accrued expenses	4,044
Decrease in due to GIS	(28,118)
Net realized gain on total investments	(3,116,269)
Net change in unrealized appreciation of investments	2,935,788

Net cash provided by operating activities	21,644,245

Cash flows from financing activities:
Proceeds from Fund shares sold	26,698,451
Payments for Fund shares redeemed	(79,987,830)
Cash distributions paid	(300,929)
Proceeds from the financing of dollar roll transactions, net	31,946,195

Net cash used in financing activities	(21,644,113)

Increase in Cash	132
Cash
Beginning of year	56

End of year	$188

Supplemental disclosure of cash flow information
Non-cash financing activities not included above:
Reinvestment of distributions	$17,813,686

See notes to financial statements.

■	The Guardian Bond Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$12.25	$12.52	$11.99	$11.75	$11.41

Income from investment operations:
Net investment income	0.51	0.50	0.57	0.69	0.81
Net realized and unrealized gain on investments	0.00 (1)	0.09	0.55	0.34	0.31

Net increase from investment operations	0.51	0.59	1.12	1.03	1.12

Dividends and Distributions to Shareholders from:
Net investment income	(0.52)	(0.48)	(0.55)	(0.73)	(0.78)
Net realized gain on investments	(0.13)	(0.38)	(0.04)	(0.06)	—

Total dividends and distributions	(0.65)	(0.86)	(0.59)	(0.79)	(0.78)

Net asset value, end of year	$12.11	$12.25	$12.52	$11.99	$11.75

Total return*	4.21%	4.73%	9.47%	8.86%	10.02%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$345,993	$384,642	$435,089	$357,892	$355,435
Ratio of expenses to average net assets	0.57%	0.56%	0.56%	0.57%	0.55%
Ratio of expenses excluding interest expense to average net assets	0.57%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	4.02%	3.75%	4.55%	5.41%	6.75%
Portfolio turnover rate	217%	215%	249%	414%	297%

(1)	Rounds to less than 0.01.
*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

See notes to financial statements.

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements

December 31, 2004

Note A.	Organization and Accounting Policies

The Guardian Bond Fund, Inc. (the Fund or GBF) is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

Shares of GBF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

Repurchase agreements are carried at cost which approximates market value (see Note D). Short-term securities held by GBF are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GBF. Net realized short-term and long-term capital gains for GBF will be distributed at least annually. All such dividends or distributions are credited in the form of additional shares of GBF at the net asset value on the ex-dividend date except for the Guardian VC Asset Allocation Fund which reduces its dividends or distributions in the form of a cash payout.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and 2003 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2004	$15,606,551	$2,508,064	$18,114,615
2003	20,703,300	6,138,101	26,841,401

For the year ended December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Long-Term Gain	Unrealized Appreciation
$710,793	$142,610	$4,711,158

Taxes

GBF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreement and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of the Fund.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $761,105,970 and $777,839,920, respectively, during the year ended December 31, 2004.

The gross unrealized appreciation and depreciation of investments, on a tax basis, at December 31, 2004 aggregated $5,951,603 and $1,240,445, respectively, resulting in net unrealized appreciation of $4,711,158. The cost of investments owned at December 31, 2004 for federal income tax purposes was $406,847,692.

Note D.	Repurchase Agreements

The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GBF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GBF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Reverse Repurchase Agreements

GBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GBF enters into a reverse repurchase agreement, GBF establishes and segregates cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GBF may be unable to deliver the securities when GBF seeks to repurchase them.

Note F.	Dollar Roll Transactions

GBF may enter into dollar rolls (principally using TBA’s) in which GBF sells mortgage securities for delivery in the current month and simultaneously contract to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GBF may be unable to deliver the securities when GBF seeks to repurchase them.

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

Note G.	Transactions in Capital Stock

There are 100,000,000 shares of $0.10 par value capital stock authorized for GBF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2004	2003	2004	2003
	Shares		Amount
Shares sold	2,168,176	4,877,903	$26,751,648	$61,955,241
Shares issued in reinvestment of dividends and distributions	1,487,653	2,131,412	17,813,686	26,463,213
Shares repurchased	(6,483,841)	(10,364,326)	(79,767,386)	(131,588,883)

Net decrease	(2,828,012)	(3,355,011)	$(35,202,052)	$(43,170,429)

Note H.	Line of Credit

A $100,000,000 line of credit available to GBF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2004, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note I.	Management Information (Unaudited)

The directors and officers of GSF are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) The Park Avenue Portfolio (a series trust that issues its shares in thirteen series), (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*
Arthur V. Ferrara (8/12/30)	Director	Since 1987	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

Leo R. Futia (8/27/19)	Director	Since 1982	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1/26/47)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03. President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

Disinterested Directors
Frank J. Fabozzi, Ph.D. (8/24/48)	Director	Since 1992	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

Anne M. Goggin, Esq. (11/28/48)	Director	Since 2004	Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (7/28/28)	Director	Since 1989	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Sidney I. Lirtzman, Ph.D. 200 East 57th Street New York, New York 10022 (11/9/30)	Director	Since 1987	Emanuel Saxe Professor of Management 9/96 to present, City University of New York — Baruch College; Dean Emeritus of the Zicklin School of Business; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Carl W. Schafer 66 Witherspoon Street, #1100 Princeton, New Jersey 08542 (1/16/36)	Director	Since 1996	President, Atlantic Foundation (a private charitable foundation). Director of Labor Ready, Inc. (provider of temporary labor) and Frontier Oil Corporation. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various mutual funds sponsored by UBS Global Asset Management Inc. (f/k/a Mitchell Hutchins Asset Management, Inc. and UBS PaineWebber, Inc.), Harding Loevner
(4 funds) and Ell Realty Securities Trust
					(2 funds).

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (3/9/32)	Director	Since 1982	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Common Fund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers
Joseph A. Caruso (6/13/52)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC Senior Vice President and Secretary of Guardian Baillie Gifford Limited and all of the mutual funds within the Guardian Fund Complex. Director and officer of various Guardian Life subsidiaries.	25

Howard W. Chin (8/20/52)	Managing Director	Since 1997	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	15

Robert J. Crimmins, Jr. (12/4/60)	Senior Director	Since 2003	Senior Director, The Guardian Life Insurance Company of America since 3/01. Assistant Vice President, Fixed Income Investments, prior thereto. Officer of various mutual funds with the Guardian Fund Complex.	15

Richard A. Cumiskey (8/14/60)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Alexander M. Grant, Jr. (2/22/49)	Managing Director	Since 1993	Managing Director, The Guardian Life Insurance Company of America. Officer of various mutual funds within the Guardian Fund Complex.	15

Nydia Morrison (11/22/58)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Bond Fund, Inc.

Notes to Financial Statements (Continued)

December 31, 2004

Name, Address and Date of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves
Frank L. Pepe (3/26/42)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (7/20/54)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (6/12/60)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (3/3/55)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

Donald P. Sullivan, Jr. (12/24/54)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Bond Fund, Inc.

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors and Shareholders of The Guardian Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities The Guardian Bond Fund, Inc., including the schedule of investments, of as of December 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian Bond Fund, Inc. at December 31, 2004, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 11, 2005

■	The Guardian Bond Fund, Inc.

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is also available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things, honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.gov.sec.

Copies of any of the above can also be obtained without charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “Code”). A copy of the Code is filed as an exhibit to this Form N-CSR. There were no substantive amendments made to the Code, nor were there any waivers granted under the Code, during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors/Trustees has determined that Robert G. Smith qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Dr. Smith serves as Chairman of the registrant’s audit committee and is considered “independent” for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows: 2004 – (a) Audit Fees $17,626; (c) Tax Fees $5,224; 2003 – (a) Audit Fees $17,010; (c) Tax Fees $5,115.

Audit Fees include amounts related to the audit and report on the registrant’s annual financial statements. Tax fees include amounts related to tax compliance services.

(e)(1) Pursuant to the Audit Committee charter, the Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant to provide any non-prohibited services to the Registrant, including the fees and other compensation to be paid to the accountant. The Chairman of the Audit Committee may grant the pre-approval of services to the Registrant for non- prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

The Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant, including the fees and other compensation to be paid to the accountant, to provide any non- audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant. The Chairman of the Audit Committee may pre-approve non-audit services, which are not prohibited, to the adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant). All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(2)	No services described in paragraph (b) – (d) of Item 4, were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Not Applicable.

(h)	Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Bond Fund, Inc.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
The Guardian Bond Fund, Inc.

Date: March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
The Guardian Bond Fund, Inc.

Date: March 4, 2005

By:	/s/ Frank L. Pepe
Frank L. Pepe
Vice President and Treasurer of
The Guardian Bond Fund, Inc.

Date: March 4, 2005